ASSETS HELD FOR SALE (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale	€ 54	€ 94